Interest-bearing Financial Liabilities - Summary of Interest-bearing Financial Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Long-term portion of interest-bearing financial liabilities:
Long-term debt (Notes 9 and 27)	₱ 155,835	₱ 157,654
Current portion of interest-bearing financial liabilities:
Long-term debt maturing within one year (Notes 9 and 27)	₱ 20,441	₱ 14,957